STOCK-BASED COMPENSATION (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 06, 2023	Jun. 05, 2023	Nov. 30, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant option, outstanding	2,000,000		1,100,000
Common stock, shares authorized			14,285,714	14,285,714	25,000,000	14,285,715
Unrecognized compensation	$ 0		$ 0
Options exercised, shares	0	0	64,848
Grant date fair value of options granted	0	7,142	7,142	79,273
Weighted-average grant date fair value of options granted		$ 2.84	$ 2.84	$ 2.23
Restricted stock awards	143,023
Shares reserved			1,100,000
Options exercised, value			$ 74,900
Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options exercised, shares	0
Grant date fair value of options granted	0
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock awards	31,020
Restricted Stock [Member] | Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant date fair value of options granted	219,812
Restricted stock awards
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant date fair value of options granted		14,999		7,856
Unissued shares		5,000		6,000
Weighted average period				1 year 8 months 12 days
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized					1,142,857		7,142,857
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized					2,000,000		14,285,714